UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME FUNDS

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 22.1%
Aerospace & Defense - 0.6%
$2,375,000	B	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	$2,386,875
275,000	A	General Dynamics Corp., 2.125% due 5/15/06	274,159
225,000	BBB-	Goodrich Corp., Notes, 7.500% due 4/15/08	233,529
4,675,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	4,628,250
300,000	BBB+	Lockheed Martin Corp., Notes, 7.700% due 6/15/08	313,403
		Raytheon Co., Notes:
238,000	BBB	6.750% due 8/15/07	241,803
267,000	BBB	4.500% due 11/15/07	263,519
7,500,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	8,062,500

		Total Aerospace & Defense	16,404,038

Air Freight & Logistics - 0.0%
284,000	BBB	FedEx Corp., Global Notes, 2.650% due 4/1/07	276,144

Automobiles - 0.6%
325,000	BBB	DaimlerChrysler North America Holding Corp., Notes, 6.400% due 5/15/06	325,383
		Ford Motor Co.:
500,000	BB-	Debentures, 6.625% due 10/1/28	337,500
8,975,000	BB-	Notes, 7.450% due 7/16/31	6,708,812
4,100,000	BB-	Senior Notes, 4.950% due 1/15/08	3,822,278
		General Motors Corp., Senior Debentures:
700,000	B	8.250% due 7/15/23	507,500
6,025,000	B	8.375% due 7/15/33	4,443,438

		Total Automobiles	16,144,911

Beverages - 0.3%
250,000	A+	Anheuser-Busch Cos. Inc., 9.000% due 12/1/09	280,037
300,000	A	Bottling Group LLC, Senior Notes, 2.450% due 10/16/06	295,527
275,000	A	Brown-Forman Corp., Notes, 3.000% due 3/15/08	263,083
6,000,000	B+	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12	6,322,500
250,000	A-	Diageo Capital PLC, Notes, 3.500% due 11/19/07	243,044
300,000	A	PepsiAmericas Inc., Senior Notes, 6.375% due 5/1/09	308,305

		Total Beverages	7,712,496

Building Products - 0.2%
5,000,000	BBB-	American Standard Co. Inc., Senior Notes, 8.250% due 6/1/09	5,346,780
1,600,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,636,000

		Total Building Products	6,982,780

Capital Markets - 0.1%
325,000	BBB+	Amvescap PLC, Senior Notes, 5.900% due 1/15/07	326,249
2,925,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	3,254,063
275,000	A+	Morgan Stanley, Notes, 5.800% due 4/1/07	276,322

		Total Capital Markets	3,856,634

Chemicals - 1.2%
2,500,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	2,659,375
3,000,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	3,262,500
4,524,000	B	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	4,659,720
225,000	BBB	ICI Wilmington Inc., Global Notes, 4.375% due 12/1/08	217,064
4,750,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	5,236,875
116,000	BB-	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	118,465
190,000	A-	Monsanto Co., Notes, 4.000% due 5/15/08	184,594

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals (continued)
$2,400,000	BB+	NOVA Chemicals Corp., Senior Notes, 6.500% due 1/15/12	$2,244,000
3,750,000	B-	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	3,900,000
240,000	BBB+	Potash Corp. of Saskatchewan, 7.125% due 6/15/07	244,533
3,000	A	PPG Industries Inc., Notes, 6.500% due 11/1/07	3,045
1,375,000	B-	PQ Corp., Senior Subordinated Notes, 7.500% due 2/15/13 (a)	1,326,875
350,000	A-	Praxair Inc., Notes, 2.750% due 6/15/08	331,577
4,475,000	B+	Resolution Performance Products LLC, Secured Notes, 8.000% due 12/15/09	4,631,625
		Rhodia SA:
		Senior Notes:
3,150,000	CCC+	7.625% due 6/1/10	3,213,000
975,000	CCC+	10.250% due 6/1/10	1,098,094
1,450,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	1,500,750

		Total Chemicals	34,832,092

Commercial Banks - 0.2%
250,000	A+	ABN Amro Bank NV, Subordinated Notes, 7.125% due 6/18/07	255,367
325,000	A+	American Express Centurion Bank, Notes, 4.866% due 7/19/07 (b)	325,516
270,000	A	Banesto Finance Ltd., 7.500% due 3/25/07	274,082
400,000	A+	Bank of America Corp., Subordinated Notes, 6.375% due 2/15/08	407,684
175,000	BBB+	Bank United Corp., Senior Notes, 8.875% due 5/1/07	179,990
275,000	A	Corporacion Andina de Fomento, Notes, 4.980% due 1/26/07 (b)	275,339
200,000	A+	Credit Suisse First Boston USA Inc., Notes, 5.750% due 4/15/07	200,965
190,908	AA-	Fifth Third Bank, Notes, 2.870% due 8/10/09	183,598
250,000	AA-	FleetBoston Financial Corp., Medium-Term Notes, Series T, 4.200% due 11/30/07	245,733
210,000	A	Key Bank National Association, Notes, 5.000% due 7/17/07	208,955
350,000	A+	Marshall & Ilsley Bank, 3.800% due 2/8/08	341,203
300,000	A+	National City Bank, 2.500% due 4/17/06	299,755
300,000	A	PNC Funding Corp., Senior Notes, 5.750% due 8/1/06	300,495
300,000	AA-	SunTrust Bank, 4.550% due 5/25/09	292,567
350,000	AA-	U.S. Bank North America, Notes, 2.870% due 2/1/07	342,925
225,000	A-	Wachovia Corp., Subordinated Notes, 6.400% due 4/1/08	230,058
225,000	AA-	Wells Fargo & Co., Notes, 5.000% due 3/23/07 (b)	225,256
175,000	BBB+	Zions Bancorp., Senior Notes, 2.700% due 5/1/06	174,685

		Total Commercial Banks	4,764,173

Commercial Services & Supplies - 0.4%
		Allied Waste North America Inc.:
		Senior Notes, Series B:
683,000	BB-	9.250% due 9/1/12	740,201
1,100,000	BB-	7.250% due 3/15/15	1,127,500
4,950,000	B+	Senior Secured Notes, Series B, 7.375% due 4/15/14	4,925,250
350,000	BBB+	Cendant Corp., Notes, 6.875% due 8/15/06	351,708
1,925,000	B-	Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13	1,891,312
380,000	A	Cintas Corp., Number 2, Senior Notes, 5.125% due 6/1/07	378,916
1,175,000	BB	IKON Office Solutions Inc., 7.750% due 9/15/15	1,219,063
175,000	BBB	Waste Management Inc., 7.000% due 10/15/06	176,547

		Total Commercial Services & Supplies	10,810,497

Communications Equipment - 0.4%
		Lucent Technologies Inc.:
3,500,000	B	5.500% due 11/15/08	3,482,500
7,475,000	B	Debentures, 6.450% due 3/15/29	6,783,562

		Total Communications Equipment	10,266,062

Computers & Peripherals - 0.1%
550,000	A-	Hewlett-Packard Co., Senior Notes, 5.500% due 7/1/07	550,085

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Computers & Peripherals (continued)
$275,000	A+	IBM Canada Credit Services Co., Senior Notes, 3.750% due 11/30/07 (a)	$267,896
2,000,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	2,125,000

		Total Computers & Peripherals	2,942,981

Construction Materials - 0.0%
900,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.608% due 3/1/14	661,500

Consumer Finance - 0.0%
200,000	A	SLM Corp., Medium-Term Notes, Series A, 4.823% due 1/26/09 (b)	200,620

Containers & Packaging - 0.7%
		Graphic Packaging International Corp.:
300,000	B-	Senior Notes, 8.500% due 8/15/11	298,500
2,900,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	2,726,000
2,587,000	CCC+	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	2,551,429
5,000,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	5,312,500
2,800,000	B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	2,849,000
1,575,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	1,614,375
900,000	D	Pliant Corp., Senior Subordinated Notes, 13.000% due 6/1/10 (c)	373,500
2,900,000	CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	2,711,500

		Total Containers & Packaging	18,436,804

Diversified Consumer Services - 0.1%
1,875,000	B	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (a)	1,954,688

Diversified Financial Services - 1.7%
5,000,000	A-	Alamosa Delaware Inc., Senior Notes, 8.500% due 1/31/12	5,412,500
250,000	A+	American General Finance Corp., Medium-Term Notes, Series G, 5.750% due 3/15/07	251,114
3,000,000	CCC+	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14	2,857,500
250,000	A	Bear Stearns Cos. Inc., Notes, 5.700% due 1/15/07	250,869
112,000	A	Boeing Capital Corp., Senior Notes, 5.650% due 5/15/06	112,112
200,000	BBB	Capital One Bank, Notes, 5.750% due 9/15/10	201,939
1,575,000	B-	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,575,000
250,000	A	CIT Group Inc., Senior Notes, 5.500% due 11/30/07	250,755
249,876	A-	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.659% due 11/30/07	247,034
275,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	263,059
		Ford Motor Credit Co.:
250,000	BB-	Global Landmark Securities, 6.500% due 1/25/07	249,091
		Notes:
325,000	BB-	6.625% due 6/16/08	307,762
4,350,000	BB-	7.000% due 10/1/13	3,896,117
250,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.995% due 6/22/07 (b)	250,348
		General Motors Acceptance Corp., Notes:
175,000	BB	6.125% due 9/15/06	174,212
6,950,000	BB	6.750% due 12/1/14	6,266,301
3,200,000	B3(d)	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	3,312,000
250,000	A	HSBC Finance Corp., Senior Subordinated Notes, 5.875% due 2/1/09	253,641
225,000	AA-	International Lease Finance Corp., Notes, 5.750% due 10/15/06	225,417
325,000	A-	John Deere Capital Corp., Medium-Term Notes, Series D, 4.400% due 7/15/09	315,734
250,000	A+	JPMorgan Chase & Co., Senior Notes, 5.350% due 3/1/07	250,215

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services (continued)
$310,000	A+	Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07 (a)	$303,672
1,630,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	1,625,925
3,200,000	BB	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 1/15/16 (a)	3,216,000
320,000	A+	Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08	299,906
9,070,124	BB-	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.651% due 6/15/15 (a)	9,186,875
300,000	A-	Textron Financial Corp., Medium-Term Notes, Series E, 2.750% due 6/1/06	298,979
275,000	AAA	TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (a)	269,884
325,000	AAA	Toyota Motor Credit Corp., Medium-Term Notes, 5.650% due 1/15/07	326,069
4,450,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	4,572,375

		Total Diversified Financial Services	47,022,405

Diversified Telecommunication Services - 1.1%
2,500,000	A	AT&T Corp., Senior Notes, 9.750% due 11/15/31	2,994,112
275,000	A	GTE Corp., Debentures, 6.360% due 4/15/06	275,071
250,000	A	GTE North Inc., Debentures, Series H, 5.650% due 11/15/08	249,385
11,750,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	12,425,625
2,200,000	B	Intelsat, Ltd., Senior Discount Notes, step bond to yield 9.222% due 2/1/15 (a)	1,534,500
400,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	412,000
845,000	B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	893,587
		Qwest Communications International Inc., Senior Notes:
1,400,000	B	7.500% due 2/15/14	1,449,000
3,615,000	B	Series B, 7.500% due 2/15/14	3,741,525
		Qwest Corp., Debentures:
600,000	BB	7.500% due 6/15/23	612,750
6,485,000	BB	6.875% due 9/15/33	6,258,025
285,000	A	SBC Communications Inc., Notes, 5.750% due 5/2/06	285,092
301,000	BBB+	Telecom Italia Capital, Senior Notes, 4.000% due 11/15/08	290,213

		Total Diversified Telecommunication Services	31,420,885

Electric Utilities - 0.5%
221,000	A	Consolidated Edison Co. of New York Inc., Debentures, 6.250% due 2/1/08	224,500
7,500,000	B+	Edison Mission Energy, Senior Notes, 10.000% due 8/15/08	8,062,500
175,000	BBB+	Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	167,455
250,000	A-	FPL Group Capital Inc., Notes, 3.250% due 4/11/06	249,919
250,000	A	Georgia Power Co., 4.875% due 7/15/07	248,773
245,000	A-	Midamerican Energy Co., Medium-Term Notes, 6.375% due 6/15/06	245,525
250,000	A+	Niagara Mohawk Power Corp., First Mortgage Notes, 7.750% due 5/15/06	250,760
5,000,000	B	Reliant Energy Inc., Senior Secured Notes, 9.250% due 7/15/10	5,031,250

		Total Electric Utilities	14,480,682

Electrical Equipment - 0.0%
		Cooper Industries Inc., Senior Notes:
275,000	A-	5.250% due 7/1/07	273,907
275,000	A-	5.500% due 11/1/09	275,737
300,000	A	Rockwell International, Notes, 6.150% due 1/15/08	304,247

		Total Electrical Equipment	853,891

Energy Equipment & Services - 0.1%
175,000	BBB	Consolidated Natural Gas Co., Senior Notes, Series B, 5.375% due 11/1/06	174,996
200,000	BBB+	Cooper Cameron Corp., Senior Notes, 2.650% due 4/15/07	193,450
175,000	BBB	Duke Energy Field Services LLC, Senior Notes, 5.750% due 11/15/06	175,330
11,000,000	NR	Friede Goldman Halter Inc., 4.500% due 12/15/09 (c)(e)	907,500

		Total Energy Equipment & Services	1,451,276

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Food & Staples Retailing - 0.2%
$350,000	A	Costco Wholesale Corp., Senior Notes, 5.500% due 3/15/07	$349,831
3,025,000	B-	Jean Coutu Group (PJC) Inc., Senior Subordinated Notes, 8.500% due 8/1/14	2,790,562
		Rite Aid Corp.:
625,000	B-	Notes, 6.125% due 12/15/08 (a)	610,938
2,500,000	B-	Senior Debentures, 6.875% due 8/15/13	2,200,000
300,000	B+	Senior Secured Second Lien Notes, 8.125% due 5/1/10	307,875
325,000	BBB-	Safeway Inc., Senior Unsecured Notes, 6.500% due 11/15/08	330,974
350,000	AA	Wal-Mart Canada Venture Corp., Notes, 5.580% due 5/1/06 (a)	350,184

		Total Food & Staples Retailing	6,940,364

Food Products - 0.7%
6,500,000	BB+	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001-A-2, 8.620% due 1/2/25	6,993,239
250,000	BBB	Bunge Ltd. Finance Corp., Senior Note, 4.375% due 12/15/08	242,885
300,000	A	Campbell Soup Co., Notes, 6.900% due 10/15/06	302,000
2,000,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	2,122,500
1,600,000	B-	Doane Pet Care Co., Senior Subordinated Notes, 10.625% due 11/15/15	1,704,000
		Dole Food Co. Inc., Senior Notes:
3,340,000	B	7.250% due 6/15/10	3,164,650
666,000	B	8.875% due 3/15/11	662,670
300,000	A-	Heinz H.J. Co., Notes, 6.000% due 3/15/08	302,467
200,000	BBB+	Kellogg Co., Senior Notes, 2.875% due 6/1/08	189,984
325,000	BBB+	Kraft Foods Inc., Notes, 4.625% due 11/1/06	323,881
5,000,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	4,975,000

		Total Food Products	20,983,276

Health Care Providers & Services - 0.9%
1,750,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,855,000
3,175,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	3,206,750
		HCA Inc.:
800,000	BB+	6.500% due 2/15/16	783,406
		Notes:
175,000	BB+	7.125% due 6/1/06	176,303
5,800,000	BB+	6.375% due 1/15/15	5,673,995
5,500,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	5,527,500
225,000	BBB+	Quest Diagnostics Inc., Senior Notes, 6.750% due 7/12/06	225,821
		Tenet Healthcare Corp., Senior Notes:
4,350,000	B	7.375% due 2/1/13	3,991,125
25,000	B	9.875% due 7/1/14	25,437
3,050,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	3,019,500
250,000	A	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	241,472
175,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	175,451

		Total Health Care Providers & Services	24,901,760

Hotels, Restaurants & Leisure - 2.0%
		Caesars Entertainment Inc., Senior Subordinated Notes:
4,000,000	BB+	8.875% due 9/15/08	4,290,000
575,000	BB+	7.875% due 3/15/10	613,813
1,000,000	BB+	8.125% due 5/15/11	1,092,500
250,000	A-	Carnival Corp., Secured Notes, 3.750% due 11/15/07	243,771
550,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	555,500
4,500,000	B-	Cinemark Inc., Senior Discount Notes, step bond to yield 9.761% due 3/15/14	3,465,000
2,950,000	CCC+	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	3,060,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure (continued)
$2,750,000	BB	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	$2,936,593
5,000,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	4,962,500
2,450,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	2,590,875
2,350,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	2,267,750
6,000,000	B+	Mandalay Resort Group, Senior Subordinated, Notes, Series B, 10.250% due 8/1/07	6,345,000
341,000	A	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	344,168
		MGM MIRAGE Inc., Senior Subordinated Notes:
6,000,000	B+	9.750% due 6/1/07	6,277,500
116,000	B+	9.375% due 2/15/10	126,440
2,200,000	B+	8.375% due 2/1/11	2,332,000
1,525,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	1,523,094
3,655,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	3,846,887
2,525,000	CCC	Six Flags Inc., Senior Notes, 9.625% due 6/1/14	2,556,562
5,500,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	5,555,000
1,600,000	B+	Tunica-Biloxi Gaming Authority, Senior Notes, 9.000% due 11/15/15 (a)	1,672,000

		Total Hotels, Restaurants & Leisure	56,657,578

Household Durables - 0.1%
175,000	BBB	Centex Corp., Notes, 4.750% due 1/15/08	172,620
2,725,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	2,861,250

		Total Household Durables	3,033,870

Household Products - 0.1%
		Spectrum Brands Inc., Senior Subordinated Notes:
1,750,000	CCC	8.500% due 10/1/13	1,627,500
129,000	CCC	7.375% due 2/1/15	112,875

		Total Household Products	1,740,375

Independent Power Producers & Energy Traders - 1.0%
		AES Corp., Senior Notes:
687,000	B	8.875% due 2/15/11	743,677
5,250,000	B	7.750% due 3/1/14	5,538,750
875,000	D	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(c)	807,187
2,950,000	D	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11	3,245,000
150,000	BBB	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	145,619
		Dynegy Holdings Inc.:
2,500,000	B-	Second Priority Senior Secured Notes, 10.125% due 7/15/13 (a)	2,867,375
6,150,000	B-	Senior Debentures, 7.125% due 5/15/18	5,658,000
2,150,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13 (a)	2,203,750
		NRG Energy Inc., Senior Notes:
1,200,000	B-	7.250% due 2/1/14	1,222,500
5,200,000	B-	7.375% due 2/1/16	5,323,500

		Total Independent Power Producers & Energy Traders	27,755,358

Industrial Conglomerates - 0.2%
2,729,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	3,001,900
1,550,000	CCC+	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14	1,468,625

		Total Industrial Conglomerates	4,470,525

Insurance - 0.1%
225,000	AA	Allstate Financial Global Funding, Notes, 2.500% due 6/20/08 (a)	212,159
300,000	A	Genworth Financial Inc., Notes, 4.750% due 6/15/09	294,604
250,000	A-	Hartford Financial Services Group Inc., Senior Notes, 2.375% due 6/1/06	248,960
300,000	BBB	Marsh & McLennan Cos. Inc., Notes, 4.720% due 7/13/07 (b)	299,774

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Insurance (continued)
$300,000	AA-	Nationwide Life Global Funding I, Notes, 5.055% due 9/28/07 (a)(b)	$300,491
325,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	312,330
300,000	A	Prudential Financial Inc., Medium Term Notes, 3.750% due 5/1/08	290,676
220,000	BBB+	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	220,409

		Total Insurance	2,179,403

IT Services - 0.5%
6,500,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	6,792,500
7,000,000	BB-	Unisys Corp., Senior Notes, 8.500% due 10/15/15	6,982,500

		Total IT Services	13,775,000

Machinery - 0.2%
1,650,000	BB-	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14 (a)	1,637,625
304,000	A-	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06	304,406
2,500,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	2,668,750
129,000	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	132,870

		Total Machinery	4,743,651

Media - 2.9%
2,000,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (a)	2,075,000
3,000,000	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	3,090,000
		CCH I Holdings LLC, Senior Accreting Notes:
10,000,000	CCC-	13.500% due 1/15/14	6,200,000
10,000,000	CCC-	Step bond to yield 17.231% due 5/15/14	5,250,000
2,805,000	Caa3(d)	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15	2,345,681
1,675,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	1,725,250
175,000	BBB-	Clear Channel Communications Inc., Senior Notes, 3.125% due 2/1/07	171,461
		CSC Holdings Inc., Senior Notes:
125,000	B+	7.250% due 4/15/12 (a)	122,813
5,000,000	B+	Series B, 7.625% due 4/1/11	5,050,000
		Dex Media Inc., Discount Notes:
5,000,000	B	Step bond to yield 8.700% due 11/15/13	4,250,000
3,000,000	B	Step bond to yield 9.248% due 11/15/13	2,550,000
2,950,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 6.375% due 6/15/15	2,927,875
		EchoStar DBS Corp., Senior Notes:
4,675,000	BB-	6.625% due 10/1/14	4,540,594
1,825,000	BB-	7.125% due 2/1/16 (a)	1,804,469
1,025,000	B+	Intelsat Subsidiary Holding Co. Ltd., Senior Notes, 9.614% due 1/15/12 (b)	1,046,781
2,750,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	2,750,000
1,625,000	B-	LIN Television Corp., Series B, 6.500% due 5/15/13	1,535,625
6,850,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	6,815,750
3,250,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	3,087,500
		R.H. Donnelley Corp.:
		Senior Discount Notes:
875,000	B	Series A-1, 6.875% due 1/15/13 (a)	822,500
1,700,000	B	Series A-2, 6.875% due 1/15/13 (a)	1,598,000
4,050,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16 (a)	4,232,250
2,000,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	2,250,000
225,000	A-	Reed Elsevier Capital Inc., Notes, 6.125% due 8/1/06	225,614
2,825,000	B-	Salem Communications Holding Corp., Senior Subordinated Notes Series B, 9.000% due 7/1/11	2,973,312
2,900,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	2,972,500
175,000	BBB+	Time Warner Inc., Notes, 6.125% due 4/15/06	175,036

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media (continued)
$225,000	A-	Walt Disney Co., Medium-Term Notes, 5.500% due 12/29/06	$225,518
1,129,000	B+	Yell Finance BV, Senior Notes, 10.750% due 8/1/11	1,215,086
7,500,000	CCC-	Young Broadcasting Inc., Senior Subordinated Notes, 8.750% due 1/15/14	6,450,000

		Total Media	80,478,615

Metals & Mining - 0.1%
3,325,000	B	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	3,208,625

Multi-Utilities - 0.0%
300,000	A+	Keyspan Gas East Corp., Medium-Term Notes, 6.900% due 1/15/08	306,835
276,000	BBB+	United Utilities PLC, Notes, 6.450% due 4/1/08	281,025

		Total Multi-Utilities	587,860

Multiline Retail - 0.2%
3,000,000	BBB-	JC Penney Co. Inc., Notes, 8.000% due 3/1/10	3,244,740
1,125,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	1,200,937
275,000	A+	Target Corp., Senior Notes, 5.500% due 4/1/07	275,670

		Total Multiline Retail	4,721,347

Office Electronics - 0.2%
3,025,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	3,146,000
3,050,000	BB+	Xerox Corp., Senior Notes, 6.400% due 3/15/16	3,042,375

		Total Office Electronics	6,188,375

Oil, Gas & Consumable Fuels - 1.9%
250,000	A-	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	250,496
2,775,000	B	Chaparral Energy Inc., Senior Notes, 8.500% due 12/1/15 (a)	2,899,875
		Chesapeake Energy Corp., Senior Notes:
4,625,000	BB	6.375% due 6/15/15	4,572,969
1,425,000	BB	6.250% due 1/15/18	1,400,062
1,750,000	BB	6.875% due 11/15/20 (a)	1,771,875
3,250,000	B+	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	3,501,875
500,000	A-	Conoco Funding Co., 5.450% due 10/15/06	500,415
		El Paso Corp., Medium-Term Notes:
400,000	B-	7.375% due 12/15/12	409,000
5,000,000	B-	7.800% due 8/1/31	5,050,000
3,550,000	B-	7.750% due 1/15/32	3,594,375
3,275,000	B	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	3,275,000
900,000	B	Houston Exploration Co., Senior Subordinated Notes, 7.000% due 6/15/13	877,500
1,600,000	BB-	Massey Energy Co., Senior Notes, 6.875% due 12/15/13 (a)	1,576,000
150,000	A-	Noble Drilling Corp., Senior Notes, 6.950% due 3/15/09	156,348
250,000	A	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	256,212
2,500,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	2,568,750
1,400,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	1,389,500
1,900,000	B	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	1,885,750
5,000,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	4,700,000
120,000	BBB+	USX Corp./Consolidated, Marathon Oil corp., 6.850% due 3/1/08	123,392
		Vintage Petroleum Inc.:
300,000	A-	Senior Notes, 8.250% due 5/1/12	319,125
2,097,000	A-	Senior Subordinated Notes, 7.875% due 5/15/11	2,181,132
		Whiting Petroleum Corp., Senior Subordinated Notes:
1,049,000	B-	7.250% due 5/1/12	1,050,311
1,375,000	B-	7.000% due 2/1/14	1,368,125
		Williams Cos. Inc.:
2,500,000	B+	Notes, 8.750% due 3/15/32	2,937,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels (continued)
		Senior Notes:
$2,500,000	B+	7.625% due 7/15/19	$2,675,000
2,500,000	B+	7.750% due 6/15/31	2,662,500

		Total Oil, Gas & Consumable Fuels	53,953,087

Paper & Forest Products - 0.5%
		Abitibi-Consolidated Inc.:
2,445,000	B+	Debentures, 8.850% due 8/1/30	2,206,612
1,200,000	B+	Notes, 7.750% due 6/15/11	1,164,000
1,450,000	B+	Senior Notes, 8.375% due 4/1/15	1,421,000
2,450,000	B+	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	2,370,375
775,000	B+	Bowater Inc., Notes, 6.500% due 6/15/13	726,563
2,975,000	B+	Buckeye Technologies Inc., Senior Notes, 8.500% due 10/1/13	3,012,187
1,875,000	B+	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	1,893,750

		Total Paper & Forest Products	12,794,487

Personal Products - 0.1%
275,000	A	Avon Products Inc., Senior Notes, 7.150% due 11/15/09	291,177
350,000	AA-	Gillette Co., Notes, 3.500% due 10/15/07	341,538
2,025,000	CCC+	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	2,126,250

		Total Personal Products	2,758,965

Pharmaceuticals - 0.1%
2,675,000	CCC+	Warner Chilcott Corp., Senior Subordinated Notes, 9.250% due 2/1/15 (a)	2,668,312
305,000	A	Wyeth, Notes, 4.375% due 3/1/08	299,523

		Total Pharmaceuticals	2,967,835

Real Estate Investment Trusts (REITs) - 0.5%
1,800,000	B	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	1,980,000
		Host Marriott LP, Senior Notes:
950,000	BB-	7.125% due 11/1/13	971,375
250,000	BB-	6.750% due 6/1/16 (a)	250,937
5,400,000	BB-	Series O, 6.375% due 3/15/15	5,339,250
200,000	BBB	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	196,477
5,000,000	B-	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	5,812,500
200,000	A-	Simon Property Group LP, Notes, 6.375% due 11/15/07	202,973

		Total Real Estate Investment Trusts (REITs)	14,753,512

Road & Rail - 0.0%
200,000	BBB+	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07	204,795
906,000	CCC+	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	962,625

		Total Road & Rail	1,167,420

Semiconductors & Semiconductor Equipment - 0.2%
		Amkor Technology Inc., Senior Notes:
250,000	CCC+	9.250% due 2/15/08	256,250
5,129,000	CCC+	7.750% due 5/15/13	4,744,325

		Total Semiconductors & Semiconductor Equipment	5,000,575

Specialty Retail - 0.1%
275,000	AA	Home Depot Inc., Senior Notes, 5.375% due 4/1/06	275,000
1,955,000	B-	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	2,138,281
875,000	CCC	Toys “R” Us Inc., Senior Notes, 7.375% due 10/15/18	647,500

		Total Specialty Retail	3,060,781

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Textiles, Apparel & Luxury Goods - 0.2%
		Levi Strauss & Co., Senior Notes:
$725,000	B-	9.740% due 4/1/12 (b)	$754,000
500,000	B-	12.250% due 12/15/12	570,625
2,125,000	B-	9.750% due 1/15/15	2,247,188
1,200,000	B-	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	1,167,000
1,875,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14	1,209,375

		Total Textiles, Apparel & Luxury Goods	5,948,188

Thrifts & Mortgage Finance - 0.0%
300,000	BBB+	GreenPoint Financial Corp., Senior Notes, 3.200% due 6/6/08	287,658

Tobacco - 0.0%
200,000	BBB	Altria Group Inc., Notes, 7.200% due 2/1/07	202,053
250,000	A+	Cargill Inc., Notes, 6.250% due 5/1/06 (a)	250,231

		Total Tobacco	452,284

Wireless Telecommunication Services - 0.8%
2,500,000	BB-	American Tower Corp., Senior Notes, 7.500% due 5/1/12	2,631,250
		Centennial Communications Corp., Senior Notes:
1,475,000	CCC	10.740% due 1/1/13 (b)	1,534,000
1,875,000	CCC	10.125% due 6/15/13	2,057,812
5,000,000	A	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12	5,620,965
5,050,000	A-	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	5,300,000
200,000	A-	Sprint Capital Corp., Notes, 6.000% due 1/15/07	200,987
2,375,000	A-	U.S. Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	2,674,844
3,000,000	B-	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	3,292,500

		Total Wireless Telecommunication Services	23,312,358

		TOTAL CORPORATE BONDS & NOTES (Cost - $617,814,052)	620,298,691

CONVERTIBLE BONDS & NOTES - 11.6%
Airlines - 0.4%
8,000,000	CCC+	Continental Airlines Inc., Series B, 4.500% due 2/1/07	7,930,000
4,000,000	B-	JetBlue Airways Corp., 3.500% due 7/15/33	3,570,000

		Total Airlines	11,500,000

Biotechnology - 3.7%
		BioMarin Pharmaceuticals Inc.:
1,675,000	NR	2.500% due 3/29/13	1,758,750
		Subordinated Notes:
15,700,000	NR	3.500% due 6/15/08	16,720,500
6,000,000	NR	3.500% due 6/15/08 (a)	6,390,000
15,000,000	NR	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	14,043,750
12,000,000	NR	Incyte Corp., 3.500% due 2/15/11	9,870,000
		InterMune Inc.:
2,000,000	NR	0.250% due 3/1/11	1,907,500
5,280,000	NR	Senior Notes, 0.250% due 3/1/11 (a)	5,035,800
10,000,000	NR	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	9,575,000
12,000,000	NR	Nektar Therapeutics, 3.500% due 10/17/07	11,775,000
16,000,000	B-	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	14,120,000
15,000,000	NR	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	11,550,000

		Total Biotechnology	102,746,300

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Capital Markets - 0.1%
$1,875,000	B-	E*TRADE Financial Corp., Subordinated Notes, 6.000% due 2/1/07	$2,149,219

Commercial Services & Supplies - 0.3%
10,000,000	B+	Allied Waste North America Inc., Senior Subordinated Debentures, 4.250% due 4/15/34	9,325,000

Communications Equipment - 2.0%
45,000,000	B	Ciena Corp., Senior Notes, 3.750% due 2/1/08	42,750,000
7,000,000	B-	Nortel Networks Corp., Senior Notes, 4.250% due 9/1/08	6,641,250
7,000,000	NR	UTStarcom, Inc., 0.875% due 3/1/08	6,055,000

		Total Communications Equipment	55,446,250

Computers & Peripherals - 0.1%
4,000,000	CCC+	Silicon Graphics Inc., Senior Notes, 6.500% due 6/1/09	3,190,000

Diversified Telecommunication Services - 0.4%
10,000,000	CCC	Logix Communications Enterprises, 1.500% due 10/1/25	9,887,500

Electrical Equipment - 0.1%
5,500,000	CCC+	GrafTech International Ltd, Senior Debentures, 1.625% due 1/15/24	3,939,375

Hotels, Restaurants & Leisure - 0.5%
10,000,000	BB-	Host Marriott LP, 3.250% due 4/15/24 (a)	12,937,500

Media - 0.9%
		Charter Communications Inc., Senior Notes, Class A Shares:
11,230,000	CCC-	5.875% due 11/16/09	7,832,925
2,770,000	CCC-	5.875% due 11/16/09 (a)	1,932,075
15,000,000	B	Mediacom Communications Corp., Senior Notes, 5.250% due 7/1/06	15,000,000

		Total Media	24,765,000

Pharmaceuticals - 0.3%
8,000,000	B-	Sepracor Inc., Subordinated Debentures, 5.000% due 2/15/07	7,970,000

Semiconductors & Semiconductor Equipment - 0.8%
8,000,000	CCC	Amkor Technology Inc., Subordinated Notes, 5.000% due 3/15/07	7,850,000
32,000,000	NR	Atmel Corp., Subordinated Notes, zero coupon bond to yield 14.684% due 5/23/21	15,840,000

		Total Semiconductors & Semiconductor Equipment	23,690,000

Software - 1.0%
4,000,000	NR	BEA Systems Inc., Subordinated Notes, 4.000% due 12/15/06	3,980,000
17,000,000	NR	Manugistics Group Inc., Subordinated Notes, 5.000% due 11/1/07	15,958,750
8,000,000	NR	Mentor Graphics Corp., 6.250% due 3/1/26 (a)	8,100,000

		Total Software	28,038,750

Specialty Retail - 0.6%
12,000,000	B-	Pier 1 Imports Inc., 6.375% due 2/15/36 (a)	12,975,000
6,250,000	A-	TJX Co. Inc., zero coupon bond to yield 1.443% due 2/13/21	5,257,812

		Total Specialty Retail	18,232,812

Wireless Telecommunication Services - 0.4%
17,000,000	BB+	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (f)	10,455,000

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $322,415,350)	324,272,706

ASSET-BACKED SECURITIES - 1.5%
Home Equity - 1.5%
500,000	A+	ACE Securities Corp., Series 2004-OP1, Class M3, 6.068% due 4/25/34 (b)	501,246

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity (continued)
$57,432	BBB+	Aegis Asset-Backed Securities Trust, Series 2004-2N, Class N1, 4.500% due 4/25/34 (a)	$57,392
		Ameriquest Mortgage Securities Inc.:
1,000,000	A	Series 2003-12, Class M2, 6.518% due 11/25/33 (b)	1,022,956
1,500,000	BB+	Series 2004-R08, Class M10, 7.318% due 9/25/34 (a)(b)	1,416,940
		Argent Securities Inc., Series 2004-W8:
3,000,000	A+	Class M04, 6.118% due 5/25/34 (b)	3,030,115
1,250,000	BBB-	Class M10, 8.318% due 5/25/34 (b)	1,233,439
		Bear Stearns Asset-Backed Securities Inc.:
1,500,000	AA+	Series 2004-HE5, Class M1, 5.388% due 7/25/34 (b)	1,500,919
1,526,171	A+	Series 2005-AC4, Class M2, 5.488% due 7/25/35 (b)	1,531,511
		Bear Stearns Asset-Backed Securities Inc. Net Interest Margin Trust:
17,281	BBB	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (a)	17,241
44,718	BBB	Series 2004-HE1N, Class A1, 5.500% due 2/25/34 (a)	44,620
17,469	BBB	Series 2004-HE5N, Class A2, 5.000% due 7/25/34 (a)	17,454
73,288	BBB	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (a)	73,133
1,900,000	A	Chase Funding Mortgage Loan Asset-Backed, Series 2004-01, Class 2M2, 5.698% due 7/25/33 (b)	1,909,342
228,541	BBB	Cityscape Home Equity Loan Trust, Series 1997-C, Class B1A, 6.275% due 7/25/28 (b)(g)	164,549
		Countrywide Asset-Backed Certificates:
750,000	AA	Series 2003-03, Class M4, 6.218% due 3/25/33 (b)	756,010
55,510	BBB	Series 2004-02N, Class N1, 5.000% due 2/25/35 (a)	55,105
440,000	AA	Series 2004-05, Class M4, 6.068% due 6/25/34 (b)	447,201
51,994	BBB	Series 2004-05N, Class N1, 5.500% due 10/25/35 (a)	51,915
1,250,000	AA	Series 2004-BC4, Class M2, 5.668% due 10/25/34 (b)	1,258,267
		CS First Boston Mortgage Securities Corp.:
232,285	A	Series 2001-HE16, Class M2, 6.018% due 11/25/31 (b)	232,492
668,484	A2(d)	Series 2001-HE8, Class M2, 5.868% due 2/25/31 (b)	669,342
126,205	BBB+	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (a)	125,822
1,000,000	A+	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF2, Class M4, 5.718% due 3/25/34 (b)	1,008,170
113,475	A-	First Franklin Net Interest Margin Trust, Series 2004-FF7A, Class A, 5.000% due 9/27/34 (a)	113,025
		Fremont Home Loan Trust:
1,000,000	A+	Series 2004-01, Class M5, 5.918% due 2/25/34 (b)	1,006,498
1,750,000	A+	Series 2004-B, Class M4, 5.988% due 5/25/34 (b)	1,752,976
378,592	BBB-	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due 11/25/34 (a)	268,800
500,000	AA	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 5.968% due 11/25/34 (b)	502,973
1,000,000	AA+	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4, 5.818% due 9/25/34 (b)	1,010,021
		Merrill Lynch Mortgage Investors Inc.:
53,751	BBB+	Series 2004-WM2N, Class N1, 4.500% due 12/25/34 (a)	53,225
113,805	BBB-(h)	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (a)	112,967
1,600,000	A	Morgan Stanley Asset Backed Securities Capital I, Series 2004-HE4, Class M2, 6.118% due 5/25/34 (b)	1,600,979
		New Century Home Equity Loan Trust:
1,250,000	AA	Series 2001-NC1, Class M2, 5.876% due 6/20/31 (b)	1,251,762
1,000,000	A	Series 2003-04, Class M2, 6.638% due 10/25/33 (b)	1,013,291
		Novastar Home Equity Loan:
2,500,000	A	Series 2003-04, Class M2, 6.443% due 2/25/34 (b)	2,541,849
1,000,000	A+	Series 2004-01, Class M4, 5.793% due 6/25/34 (b)	1,007,320
1,500,000	A	Series 2004-02, Class M5, 6.318% due 9/25/34 (b)	1,519,237
1,250,000	BBB	Series 2005-02, Class M10, 7.818% due 10/25/35 (b)	1,164,615

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity (continued)
		Option One Mortgage Loan Trust:
$175,300	A	Series 2002-02, Class M2, 6.543% due 6/25/32 (b)	$175,515
1,202,195	A	Series 2002-4, Class M2, 5.948% due 7/25/32 (b)	1,203,815
1,300,000	A	Series 2003-04, Class M2, 6.468% due 7/25/33 (b)	1,313,636
750,000	AA	Series 2004-02, Class M2, 5.868% due 5/25/34 (b)	750,460
175,278	BBB	Park Place Securities Net Interest Margin Trust, Series 2005-WHQ2, Class A, 5.192% due 5/25/35 (a)	174,226
750,000	A-	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 6.718% due 3/25/34 (b)	758,788
		Sail Net Interest Margin Notes:
		Series 2003-BC2A:
141,210	Baa2(d)	Class A, 7.750% due 4/27/33 (a)	65,070
4,550,000	BBB-(h)	Class B, 7.750% due 4/25/33 (a)	1,289,390
192,827	BBB	Series 2004 11A, Class A2, 4.750% due 1/27/35 (a)	191,835
43,346	BBB	Series 2004-002A, Class A, 5.500% due 3/27/34 (a)	42,067
5,564	BBB+	Series 2004-004A, Class A, 5.000% due 4/27/34 (a)	5,561
70,976	A-	Series 2004-008A, Class A, 5.000% due 9/27/34 (a)	70,801
450,257	BB+	Series 2004-010A, Class B, 7.000% due 11/27/34 (a)	427,973
		Series 2004-AA:
256,417	A-	Class A, 4.500% due 10/27/34 (a)	255,443
372,605	BBB-	Class B, 7.500% due 10/27/34 (a)	299,409
206,226	BB	Series 2004-BN2A, Class B, 7.000% due 12/27/34 (a)	187,123
367,996	BB+	Series 2005-1A, Class B, 7.500% due 2/27/35 (a)	355,352
218,785	Ba2(d)	Saxon Asset Securities Trust, Series 1999-3, Class BF1A, 8.640% due 12/25/32	193,352
185,319	BBB	Sharp SP I LLC, Net Interest Margin Trust, Series 2005-HE1N, 5.190% due 2/25/35 (a)	184,504
2,000,000	A	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 6.668% due 10/25/33 (b)	2,010,951
293,371	Aa2(d)	WMC Mortgage Loan Pass-Thru Certificates, Series 1999-A, Class M2, 6.999% due 10/15/29 (b)	293,823

		Total Home Equity	42,293,813

Student Loan - 0.0%
1,061,780	Aaa(d)	Saco I Trust, Series 2005-02, Class A, 5.018% due 4/25/35 (a)(b)	1,062,110

		TOTAL ASSET-BACKED SECURITIES (Cost - $46,402,805)	43,355,923

MORTGAGE-BACKED SECURITIES - 1.1%
FHLMC - 0.7%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
2,279,663		7.000% due 6/1/17	2,347,187
190,285		8.500% due 9/1/25	205,060
14,140,102		6.000% due 2/1/26-2/1/36	14,182,953
1,618,671		6.500% due 8/1/29	1,658,530

		TOTAL FHLMC	18,393,730

FNMA - 0.4%
		Federal National Mortgage Association (FNMA):
1,851,527		8.000% due 12/1/12	1,913,882
5,544,979		5.500% due 1/1/14-4/1/35	5,435,616
3,935,362		7.000% due 10/1/18-6/1/32	4,069,858

		TOTAL FNMA	11,419,356

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $30,298,175)	29,813,086

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
$380,000	AA-	American Home Mortgage Investment Trust, Series 2005-4, Class M3, 5.618% due 11/25/45 (b)	$380,116
327,006	AAA	Commercial Mortgage Pass-Through Certificates, Series 2003-FL9, Class E, 5.749% due 11/15/15 (a)(b)	328,213
		Federal Home Loan Mortgage Corp. (FHLMC):
206,646	AAA	Series 2764, Class DT, 6.000% due 3/15/34 (b)	197,788
674,463	AAA	Series 2780, Class SL, PAC, 6.000% due 4/15/34 (b)	664,086
1,582,813	A+	Impac CMB Trust, Series 2004-04, Class 2M2, 6.318% due 9/25/34 (b)	1,589,546
		MLCC Mortgage Investors Inc.:
718,086	AA-	Series 2004-A, Class B2, 5.738% due 4/25/29 (b)	717,693
719,075	AA-	Series 2004-B, Class B2, 5.698% due 5/25/29 (b)	722,583
1,458,387	CCC	Sasco Net Interest Margin Trust, Series 2003-12XS, Class A, 7.500% due 4/28/33 (a)	14,584
		Structured Asset Securities Corp.:
1,001,680	AA	Series 1998-2, Class M1, 5.918% due 2/25/28 (b)	1,005,943
438,023	AA(h)	Series 1998-3, Class M1, 5.818% due 3/25/28 (b)	438,425

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,499,313)	6,058,977

SOVEREIGN BOND - 0.0%
Canada - 0.0%
300,000	AA	Province of Ontario, 3.282% due 3/28/08 (Cost - $293,879)	288,968

SHARES
COMMON STOCKS - 54.8%
CONSUMER DISCRETIONARY - 5.8%
Hotels, Restaurants & Leisure - 0.9%
25,400		Ctrip.com International Ltd., ADR	2,100,580
468,900		McDonald’s Corp.	16,111,404
140,000		Outback Steakhouse Inc.	6,160,000
18,425		Tim Hortons Inc.*	489,184

		Total Hotels, Restaurants & Leisure	24,861,168

Household Durables - 0.3%
1,839,865		Home Interiors of Gifts Inc. (e)(g)*	496,763
367,200		Newell Rubbermaid Inc.	9,249,768

		Total Household Durables	9,746,531

Leisure Equipment & Products - 0.1%
115,000		Marvel Entertainment Inc.*	2,313,800

Media - 3.7%
90,000		Cablevision Systems Corp., New York Group, Class A Shares*	2,403,000
464,800		EchoStar Communications Corp., Class A Shares*	13,883,576
290,000		Interpublic Group of Cos. Inc.*	2,772,400
508,347		Liberty Global Inc., Series A Shares*	10,405,863
528,347		Liberty Global Inc., Series C Shares*	10,434,853
186,495		Liberty Media Corp., Class A Shares*	1,531,124
661,200		News Corp., Class B Shares	11,610,672
868,884		NTL Inc.*	25,293,213
49,300		R.H. Donnelley Corp.*	2,870,739
100,000		Regal Entertainment Group, Class A Shares	1,881,000
993,700		SES Global SA, FDR	15,848,851
225,000		Time Warner Inc.	3,777,750

		Total Media	102,713,041

Specialty Retail - 0.8%
200,000		Bed Bath & Beyond Inc.*	7,680,000
122,500		Best Buy Co. Inc.	6,851,425
85,000		Sherwin-Williams Co.	4,202,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Specialty Retail (continued)
200,000	Urban Outfitters Inc.*	$4,908,000

	Total Specialty Retail	23,641,825

	TOTAL CONSUMER DISCRETIONARY	163,276,365

CONSUMER STAPLES - 3.5%
Beverages - 0.2%
80,000	PepsiCo Inc.	4,623,200

Food & Staples Retailing - 1.3%
670,000	Kroger Co.*	13,641,200
501,200	Wal-Mart Stores Inc.	23,676,688

	Total Food & Staples Retailing	37,317,888

Food Products - 0.7%
112,400	Kellogg Co.	4,950,096
230,000	McCormick & Co. Inc., Non Voting Shares	7,787,800
340,000	Sara Lee Corp.	6,079,200

	Total Food Products	18,817,096

Household Products - 0.7%
221,000	Kimberly-Clark Corp.	12,773,800
103,875	Procter & Gamble Co.	5,985,277

	Total Household Products	18,759,077

Tobacco - 0.6%
260,000	Altria Group Inc.	18,423,600

	TOTAL CONSUMER STAPLES	97,940,861

ENERGY - 6.5%
Energy Equipment & Services - 1.8%
81,200	Cooper Cameron Corp.*	3,579,296
323,600	ENSCO International Inc.	16,649,220
145,000	GlobalSantaFe Corp.	8,808,750
178,500	Halliburton Co.	13,034,070
307,000	Pride International Inc.*	9,572,260

	Total Energy Equipment & Services	51,643,596

Oil, Gas & Consumable Fuels - 4.7%
474,400	Marathon Oil Corp.	36,135,048
444,200	Nexen Inc.	24,448,768
275,400	OPTI Canada Inc.*	10,450,847
81,200	Suncor Energy Inc.	6,254,024
344,400	Total SA, Sponsored ADR	45,367,812
442,600	Williams Cos. Inc.	9,467,214

	Total Oil, Gas & Consumable Fuels	132,123,713

	TOTAL ENERGY	183,767,309

FINANCIALS - 15.2%
Capital Markets - 0.6%
20,000	Goldman Sachs Group Inc.	3,139,200
25,000	Lehman Brothers Holdings Inc.	3,613,250
143,200	Merrill Lynch & Co. Inc.	11,278,432

	Total Capital Markets	18,030,882

Commercial Banks - 1.3%
358,348	Bank of America Corp.	16,319,168
50,000	Wachovia Corp.	2,802,500
279,700	Wells Fargo & Co.	17,864,439

	Total Commercial Banks	36,986,107

Consumer Finance - 1.8%
384,200	American Express Co.	20,189,710

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Consumer Finance (continued)
375,504	Capital One Financial Corp.	$30,235,582

	Total Consumer Finance	50,425,292

Diversified Financial Services - 0.4%
246,180	JPMorgan Chase & Co.	10,250,935

Insurance - 1.4%
175,200	AFLAC Inc.	7,906,776
97,600	American International Group Inc.	6,450,384
50	Berkshire Hathaway Inc., Class A Shares*	4,517,500
152,400	Chubb Corp.	14,545,056
127,000	St. Paul Travelers Cos. Inc.	5,307,330

	Total Insurance	38,727,046

Real Estate Investment Trusts (REITs) - 8.4%
78,000	Alexandria Real Estate Equities Inc.	7,435,740
265,000	AMB Property Corp.	14,381,550
75,000	American Financial Realty Trust	873,750
30,000	Apartment Investment and Management Co., Class A Shares	1,407,000
180,000	Archstone-Smith Trust	8,778,600
100,000	Ashford Hospitality Trust Inc.	1,240,000
130,000	Avalonbay Communities Inc.	14,183,000
143,200	BioMed Realty Trust Inc.	4,244,448
71,200	Boston Properties Inc.	6,639,400
55,000	BRE Properties Inc., Class A Shares	3,080,000
50,000	Developers Diversified Realty Corp.	2,737,500
85,000	Duke Realty Corp.	3,225,750
210,000	Equity Office Properties Trust	7,051,800
230,000	Equity Residential	10,761,700
120,000	Federal Realty Investment Trust	9,024,000
273,927	General Growth Properties Inc.	13,386,812
57,500	Global Signal Inc.	2,829,000
130,000	Gramercy Capital Corp.	3,240,900
37,400	Heritage Property Investment Trust	1,480,666
110,000	Highwoods Properties Inc.	3,710,300
540,295	Host Marriott Corp.	11,562,313
123,000	iStar Financial Inc.	4,708,440
100,000	Kimco Realty Corp.	4,064,000
30,000	Macerich Co.	2,218,500
29,000	Pan Pacific Retail Properties Inc.	2,056,100
345,000	ProLogis	18,457,500
160,000	PS Business Parks Inc.	8,947,200
85,000	Public Storage Inc.	6,904,550
105,227	Reckson Associates Realty Corp.	4,821,501
74,000	Regency Centers Corp.	4,972,060
184,700	Republic Property Trust	2,173,919
165,000	Simon Property Group Inc.	13,883,100
188,977	SL Green Realty Corp.	19,181,166
110,000	Vornado Realty Trust	10,560,000

	Total Real Estate Investment Trusts (REITs)	234,222,265

Thrifts & Mortgage Finance - 1.3%
292,000	Freddie Mac	17,812,000
285,000	Golden West Financial Corp.	19,351,500

	Total Thrifts & Mortgage Finance	37,163,500

	TOTAL FINANCIALS	425,806,027

HEALTH CARE - 8.7%
Biotechnology - 2.6%
420,500	Abgenix Inc.*	9,461,250
233,000	Amgen Inc.*	16,950,750
160,400	CV Therapeutics Inc.*	3,541,632
385,000	Cytori Therapeutics Inc.*	3,372,600
55,500	Genentech Inc.*	4,690,305

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Biotechnology (continued)
87,100	Genzyme Corp.*	$5,854,862
169,100	InterMune Inc.*	3,135,114
91,100	Invitrogen Corp.*	6,388,843
195,200	PDL BioPharma Inc.*	6,402,560
372,330	Vertex Pharmaceuticals Inc.*	13,623,555

	Total Biotechnology	73,421,471

Health Care Equipment & Supplies - 0.7%
498,300	Boston Scientific Corp.*	11,485,815
201,300	DJ Orthopedics Inc.*	8,003,688

	Total Health Care Equipment & Supplies	19,489,503

Health Care Providers & Services - 2.1%
180,000	Aetna Inc.	8,845,200
181,000	Coventry Health Care Inc.*	9,770,380
168,800	DaVita Inc.*	10,163,448
233,450	UnitedHealth Group Inc.	13,040,517
234,300	WellPoint Inc.*	18,141,849

	Total Health Care Providers & Services	59,961,394

Pharmaceuticals - 3.3%
333,000	Abbott Laboratories	14,142,510
85,936	GlaxoSmithKline PLC, Sponsored ADR	4,495,312
281,100	Novartis AG, Sponsored ADR	15,584,184
446,600	Pfizer Inc.	11,129,272
118,300	Sanofi-Aventis	11,272,014
126,100	Sanofi-Aventis, Sponsored ADR	5,983,445
504,400	Schering-Plough Corp.	9,578,556
79,600	Sepracor Inc.*	3,885,276
100,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,118,000
230,200	Wyeth	11,169,304

	Total Pharmaceuticals	91,357,873

	TOTAL HEALTH CARE	244,230,241

INDUSTRIALS - 3.9%
Aerospace & Defense - 1.9%
477,700	Boeing Co.	37,227,161
359,400	Raytheon Co.	16,474,896

	Total Aerospace & Defense	53,702,057

Building Products - 0.3%
214,000	Masco Corp.	6,952,860

Commercial Services & Supplies - 0.2%
76,100	Avery Dennison Corp.	4,450,328
66,600	IHS Inc., Class A Shares*	1,821,510

	Total Commercial Services & Supplies	6,271,838

Industrial Conglomerates - 1.2%
991,900	General Electric Co.	34,498,282

Machinery - 0.2%
75,200	Parker Hannifin Corp.	6,061,872

Trading Companies & Distributors - 0.1%
48,200	MSC Industrial Direct Co. Inc., Class A Shares	2,603,764

	TOTAL INDUSTRIALS	110,090,673

INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 2.1%
795,028	ADC Telecommunications Inc.*	20,344,767
323,000	Cisco Systems Inc.*	6,999,410
494,500	Comverse Technology Inc.*	11,635,585
394,500	Juniper Networks Inc.*	7,542,840

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Communications Equipment (continued)
73,700	MasTec Inc.*	$1,044,329
475,800	Nokia Oyj, Sponsored ADR	9,858,576

	Total Communications Equipment	57,425,507

Computers & Peripherals - 0.4%
2,370,000	Sun Microsystems Inc.*	12,158,100

Electronic Equipment & Instruments - 0.0%
7,900	Dolby Laboratories Inc., Class A Shares*	165,110

Internet Software & Services - 0.7%
382,200	Digitas Inc.*	5,503,680
161,700	Jupitermedia Corp.*	2,907,366
147,000	Openwave Systems Inc.*	3,172,260
435,000	RealNetworks Inc.*	3,588,750
139,600	SINA Corp.*	3,894,840

	Total Internet Software & Services	19,066,896

IT Services - 0.1%
119,500	Wright Express Corp.*	3,351,975

Semiconductors & Semiconductor Equipment - 0.6%
365,000	Advanced Micro Devices Inc.*	12,103,400
325,000	Applied Materials Inc.	5,690,750

	Total Semiconductors & Semiconductor Equipment	17,794,150

Software - 1.9%
246,400	Adobe Systems Inc.	8,604,288
275,000	Cognos Inc.*	10,697,500
1,186,600	Microsoft Corp.	32,287,386

	Total Software	51,589,174

	TOTAL INFORMATION TECHNOLOGY	161,550,912

MATERIALS - 1.6%
Chemicals - 1.0%
278,600	Air Products & Chemicals Inc.	18,719,134
212,600	E.I. du Pont de Nemours & Co.	8,973,846

	Total Chemicals	27,692,980

Metals & Mining - 0.6%
339,000	Barrick Gold Corp.	9,234,360
348,200	Compass Minerals International Inc.	8,701,518

	Total Metals & Mining	17,935,878

	TOTAL MATERIALS	45,628,858

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.2%
108,500	Citizens Communications Co.	1,439,795
141,900	PanAmSat Holding Corp.	3,521,958
38,400	Time Warner Telecom Inc., Class A Shares*	689,280

	Total Diversified Telecommunication Services	5,651,033

Wireless Telecommunication Services - 1.9%
227,100	ALLTEL Corp.	14,704,725
284,570	American Tower Corp., Class A Shares*	8,628,163
448,700	Dobson Communications Corp., Class A Shares*	3,598,574
88,500	Nextel Partners Inc., Class A Shares*	2,506,320
871,486	Sprint Nextel Corp.	22,519,198
172,941	WiderThan Co. Ltd., ADR*	2,286,280

	Total Wireless Telecommunication Services	54,243,260

	TOTAL TELECOMMUNICATION SERVICES	59,894,293

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
UTILITIES - 1.7%
Electric Utilities - 0.4%
100,000	Entergy Corp.	$6,894,000
125,000	ITC Holdings Corp.	3,281,250

	Total Electric Utilities	10,175,250

Independent Power Producers & Energy Traders - 0.6%
280,000	Mirant Corp.*	7,000,000
106,900	NRG Energy Inc.*	4,834,018
124,400	TXU Corp.	5,568,144

	Total Independent Power Producers & Energy Traders	17,402,162

Multi-Utilities - 0.7%
409,000	Sempra Energy	19,002,140

	TOTAL UTILITIES	46,579,552

	TOTAL COMMON STOCKS (Cost - $1,140,398,727)	1,538,765,091

PREFERRED STOCK - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
1,302	Spanish Broadcasting System Inc., Series B, 10.750% (i) (Cost - $1,323,129)	1,409,415

CONVERTIBLE PREFERRED STOCKS - 0.6%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
50,000	Hanover Compressor Capital Trust, 7.250% due 12/15/29	2,718,750

FINANCIALS - 0.5%
Real Estate Investment Trusts (REITs) - 0.3%
105,000	Simon Property Group Inc., 6.000% due 12/31/49	7,240,800

Thrifts & Mortgage Finance - 0.2%
155,000	Sovereign Capital Trust IV, 4.375% due 3/1/34	7,071,875

	TOTAL FINANCIALS	14,312,675

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $15,427,608)	17,031,425

CONTRACTS
PURCHASED OPTION - 0.1%
4,200	S&P 500 Index, Put @ 1,250, expires 6/06 (Cost - $7,143,192)	4,158,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,189,016,230)	2,585,452,282

FACE AMOUNT
SHORT-TERM INVESTMENTS - 7.2%
Repurchase Agreements - 7.2%
$72,984,000	Interest in $387,994,000 joint tri-party repurchase agreement dated 3/31/06 with Morgan Stanley, 4.800% due 4/3/06; Proceeds at maturity - $73,013,194; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 4/20/16 to 12/22/25; Market value - $74,767,707)	72,984,000
129,166,000	Interest in $502,414,000 joint tri-party repurchase agreement dated 3/31/06 with Greenwich Capital Markets Inc., 4.800% due 4/3/06; Proceeds at maturity - $129,217,666; (Fully collateralized by various U.S. government agency obligations, 3.290% to 6.653% due 7/1/17 to 3/1/36; Market value - $131,749,883)	129,166,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $202,150,000)	202,150,000

	TOTAL INVESTMENTS - 99.3% (Cost - $2,391,166,230#)	2,787,602,282
	Other Assets in Excess of Liabilities - 0.7%	19,638,086

	TOTAL NET ASSETS - 100.0%	$2,807,240,368

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.
(c)	Security is currently in default.
(d)	Rating by Moody’s Investors Service.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(f)	Convertible bonds are exchangeable for common stock of Sprint Nextel Corp.
(g)	Illiquid security.
(h)	Rating by Fitch Ratings Service.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 21 and 22 for definitions of ratings.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Cost

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Effective April 7, 2006, SB Capital and Income Fund was renamed Legg Mason Partners Capital and Income Fund (the “Fund”), a separate diversified investment fund of Legg Mason Partners Income Funds (formerly known as Smith Barney Income Funds) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$450,129,528
Gross unrealized depreciation	(53,693,476)

Net unrealized appreciation	$396,436,052

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

By	/s/ ROBERT BRAULT
Robert Brault
Chief Financial Officer

Date: May 30, 2006